COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum Lease Payments under Non-Cancellable Leases

As of December 31, 2016, minimum lease payments under all non-cancelable leases were as follows:

Year ending December 31,
2017	$24,474
2018	23,738
2019	23,213
2020	16,167
2021	15,631
Over 2021	62,177

$165,400

Minimum Future Fees to be Received under Non-Cancellable Operating and Right to Use Agreements

As of December 31, 2016, minimum future fees to be received under all non-cancelable operating and right to use agreements were as follows:

Year ending December 31,
2017	$13,938
2018	25,042
2019	20,935
2020	14,246
Over 2021	2,779

$76,940